FORWARD FUNDS

Supplement dated October 19, 2012

to the

Summary Prospectus for Investor Class and Institutional Class Shares

of the Forward Tactical Enhanced Fund

dated May 1, 2012, as supplemented

The following information applies to the Forward Tactical Enhanced Fund (the “Fund”) only:

At a meeting of the Board of Trustees of Forward Funds (the “Trust”) held on October 11, 2012, the Trustees, including all of the Trustees who are not “interested persons” of the Trust (as that term is defined in the Investment Company Act of 1940, as amended), approved, on behalf of the Fund effective November 1, 2012: (i) changes to the principal investment strategies and principal risks of the Fund; (ii) the termination of the Investment Sub-Advisory Agreement among Forward Management, LLC, the investment advisor (“Forward Management”), the Trust and Broadmark Asset Management, LLC (“Broadmark”); (iii) changes to the advisory arrangement of the Fund; and (iv) a reduction in the management fee and expense limits for the Fund.

Changes to Principal Investment Strategies

Effective November 1, 2012, the section titled “Principal Investment Strategies” shall be replaced in its entirety to read as follows:

Principal Investment Strategies

The Fund invests primarily in a diversified portfolio of instruments providing exposure, both long and short, to the U.S. and non-U.S. equity markets, including exchange-traded funds (“ETFs”), futures and options on securities, securities indices and shares of ETFs. The Fund may seek exposure to equity securities of issuers in all market capitalization ranges, including small capitalization companies, without limitation.

Under certain market conditions, the Fund may hold a substantial portion of its assets in cash, cash equivalents, and/or in fixed income securities that are investment grade quality and have maturities of less than three years (“Fixed Income Securities”). The Fund’s Fixed Income Securities may include investments in the Forward Floating NAV Short Duration Fund or other Forward Funds.

The Fund’s investment strategy seeks to identify potential long and short investments for the Fund through quantitative analysis of factors including market breadth, market price movements, market trends and market volatility. The Fund is expected to have significant investments in Fixed Income Securities when attractive long or short investment opportunities are not available. The Advisor adjusts the mix of the Fund’s long, short and Fixed Income Securities investments based on its analysis of market conditions and at times the Fund’s investment positions may be primarily long, short or in Fixed Income Securities. The Fund may employ leveraged investment techniques to increase the Fund’s exposure to specific investment opportunities. Generally, the Fund will maintain net investment exposure between 100% net long and 100% net short, although the Fund may have investment exposure up to 200% net long.

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Termination of Broadmark as Sub-Advisor

Effective November 1, 2012, Broadmark will cease serving as the Fund’s sub-advisor and Forward Management will assume direct management responsibility with respect to the Fund. Accordingly, effective November 1, 2012, all references to Broadmark acting as sub-advisor for the Fund shall be deleted.

Change of Advisory Arrangement of the Fund

Effective November 1, 2012, all references to Christopher J. Guptill as the portfolio manager of the Fund shall be deleted.

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Effective November 1, 2012, the following paragraph is added following the first paragraph under the heading “Performance Information”:

On November 1, 2012, Forward Management assumed all responsibilities for selecting the Fund’s investments and incorporated new principal investment strategies for the Fund as discussed above under “Principal Investment Strategies.” Performance figures shown below for periods before November 1, 2012 represent performance of the prior sub-advisor to the Fund under the previous investment strategies for the Fund.

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Effective November 1, 2012, the section titled “Investment Advisor/Portfolio Manager” will be replaced in its entirety to read as follows:

Investment Advisor/Portfolio Managers

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the Fund’s team are: Jim Welsh, Portfolio Manager, and Jim O’Donnell, CFA, Chief Investment Officer. Messrs. Welsh and O’Donnell have co-primary responsibility for the day-to-day management of the Fund and have managed the Fund since November 1, 2012.

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Reduction in Management Fee and Expense Limits

Effective November 1, 2012, the management fee Forward Management receives from the Fund is permanently reduced to an annual rate of 1.15% of the Fund’s average daily net assets. Additionally, effective November 1, 2012, the expense limit (as a percentage of the applicable class of the Fund’s average daily net assets) applicable to each class of the Fund is permanently reduced as follows:

CLASS	EXPENSE LIMIT PRIOR TO NOVEMBER 1, 2012	EXPENSE LIMIT EFFECTIVE NOVEMBER 1, 2012
Investor Class	2.34%	1.84%
Institutional Class	1.99%	1.49%

Accordingly, effective November 1, 2012, the following changes are made:

The “Annual Fund Operating Expenses” table and the “Examples” table for the Fund are replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee(1)	1.15%	1.15%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.15%	0.05%
Other Expenses(1)	0.37%	0.37%
Acquired Fund Fees and Expenses(1)	0.35%	0.35%
Total Annual Fund Operating Expenses	2.27%	1.92%
Fee Waiver and/or Expense Reimbursement(2)	–0.08%	–0.08%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.19%	1.84%

(1)	Restated to reflect current fees.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2013, in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired funds fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.84% and 1.49%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$222	$187
3 Years	$701	$595
5 Years	$1,207	$1,029
10 Years	$2,595	$2,234

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PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP TE PM SPNL 10192012

FORWARD FUNDS

Supplement dated October 19, 2012

to the

Summary Prospectus for Class A, Class C and Class M Shares

of the Forward Tactical Enhanced Fund

dated May 1, 2012, as supplemented

The following information applies to the Forward Tactical Enhanced Fund (the “Fund”) only:

At a meeting of the Board of Trustees of Forward Funds (the “Trust”) held on October 11, 2012, the Trustees, including all of the Trustees who are not “interested persons” of the Trust (as that term is defined in the Investment Company Act of 1940, as amended), approved, on behalf of the Fund effective November 1, 2012: (i) changes to the principal investment strategies and principal risks of the Fund; (ii) the termination of the Investment Sub-Advisory Agreement among Forward Management, LLC, the investment advisor (“Forward Management”), the Trust and Broadmark Asset Management, LLC (“Broadmark”); (iii) changes to the advisory arrangement of the Fund; and (iv) a reduction in the management fee and expense limits for the Fund.

Changes to Principal Investment Strategies

Effective November 1, 2012, the section titled “Principal Investment Strategies” shall be replaced in its entirety to read as follows:

Principal Investment Strategies

The Fund invests primarily in a diversified portfolio of instruments providing exposure, both long and short, to the U.S. and non-U.S. equity markets, including exchange-traded funds (“ETFs”), futures and options on securities, securities indices and shares of ETFs. The Fund may seek exposure to equity securities of issuers in all market capitalization ranges, including small capitalization companies, without limitation.

Under certain market conditions, the Fund may hold a substantial portion of its assets in cash, cash equivalents, and/or in fixed income securities that are investment grade quality and have maturities of less than three years (“Fixed Income Securities”). The Fund’s Fixed Income Securities may include investments in the Forward Floating NAV Short Duration Fund or other Forward Funds.

The Fund’s investment strategy seeks to identify potential long and short investments for the Fund through quantitative analysis of factors including market breadth, market price movements, market trends and market volatility. The Fund is expected to have significant investments in Fixed Income Securities when attractive long or short investment opportunities are not available. The Advisor adjusts the mix of the Fund’s long, short and Fixed Income Securities investments based on its analysis of market conditions and at times the Fund’s investment positions may be primarily long, short or in Fixed Income Securities. The Fund may employ leveraged investment techniques to increase the Fund’s exposure to specific investment opportunities. Generally, the Fund will maintain net investment exposure between 100% net long and 100% net short, although the Fund may have investment exposure up to 200% net long.

****

Termination of Broadmark as Sub-Advisor

Effective November 1, 2012, Broadmark will cease serving as the Fund’s sub-advisor and Forward Management will assume direct management responsibility with respect to the Fund. Accordingly, effective November 1, 2012, all references to Broadmark acting as sub-advisor for the Fund shall be deleted.

Change of Advisory Arrangement of the Fund

Effective November 1, 2012, all references to Christopher J. Guptill as the portfolio manager of the Fund shall be deleted.

****

Effective November 1, 2012, the following paragraph is added following the first paragraph under the heading “Performance Information”:

On November 1, 2012, Forward Management assumed all responsibilities for selecting the Fund’s investments and incorporated new principal investment strategies for the Fund as discussed above under “Principal Investment Strategies.” Performance figures shown below for periods before November 1, 2012 represent performance of the prior sub-advisor to the Fund under the previous investment strategies for the Fund.

****

Effective November 1, 2012, the section titled “Investment Advisor/Portfolio Manager” will be replaced in its entirety to read as follows:

Investment Advisor/Portfolio Managers

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the Fund’s team are: Jim Welsh, Portfolio Manager, and Jim O’Donnell, CFA, Chief Investment Officer. Messrs. Welsh and O’Donnell have co-primary responsibility for the day-to-day management of the Fund and have managed the Fund since November 1, 2012.

****

Reduction in Management Fee and Expense Limits

Effective November 1, 2012, the management fee Forward Management receives from the Fund is permanently reduced to an annual rate of 1.15% of the Fund’s average daily net assets. Additionally, effective November 1, 2012, the expense limit (as a percentage of the applicable class of the Fund’s average daily net assets) applicable to each class of the Fund is permanently reduced as follows:

CLASS	EXPENSE LIMIT PRIOR TO NOVEMBER 1, 2012	EXPENSE LIMIT EFFECTIVE NOVEMBER 1, 2012
Class A	2.49%	1.99%
Class C	2.94%	2.44%
Class M	1.99%	1.49%

Accordingly, effective November 1, 2012, the following changes are made:

The “Annual Fund Operating Expenses” table and the “Examples” table for the Fund are replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

	CLASS A	CLASS C	CLASS M
Management Fee(1)	1.15%	1.15%	1.15%
Distribution (12b-1) Fees	0.35%	0.75%	N/A
Shareholder Services Fees	0.20%	0.25%	0.05%
Other Expenses(1)	0.37%	0.37%	0.37%
Acquired Fund Fees and Expenses(1)	0.35%	0.35%	0.35%
Total Annual Fund Operating Expenses	2.42%	2.87%	1.92%
Fee Waiver and/or Expense Reimbursement(2)	–0.08%	–0.08%	–0.08%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.34%	2.79%	1.84%

(1)	Restated to reflect current fees.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2013, in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired funds fees and expenses, and extraordinary expenses) for Class A, Class C and Class M shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.99%, 2.44% and 1.49%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Class A, Class C or Class M shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	CLASS A	CLASS C	CLASS M
1 Year	$798	$382	$187
3 Years	$1,279	$881	$595
5 Years	$1,784	$1,505	$1,029
10 Years	$3,163	$3,185	$2,234

You would pay the following expenses if you did not redeem your shares:

	CLASS A	CLASS C	CLASS M
1 Year	$798	$282	$187
3 Years	$1,279	$881	$595
5 Years	$1,784	$1,505	$1,029
10 Years	$3,163	$3,185	$2,234

****

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP TE PM SPL 10192012